Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Accrued Expenses and Other Payables [Abstract]
Payable for projects		$ 1,966,568
Payable for property, plant and equipment purchases	24,843,294
Audit fees	50,000	250,000
Accrued salaries		199,808
Other payables	147,000	147,000
Total	$ 25,040,294	$ 2,563,376